FINANCIAL RISK MANAGEMENT - Schedule of changes in net financial derivatives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Balance at beginning of period	R$ 516,637	R$ 1,846,777
Losses (Gain) from swap and forward derivative contracts for the year (unrealized)	(992,813)	441,554
Receipt of funds due to settlement of derivative transactions - operational activity		(1,570,584)
Payment of funds due to settlements of derivative instruments - financing activity		9,040
Losses in cash flow hedge operations (other comprehensive income)	(790,479)	(210,150)	R$ 178,006
Payment of funds due to settlement of derivative transactions – operational activity	594,225
Receipt of funds due to settlements of derivative instruments - financing activity	(118,707)
Other movements	(5,740)
Balance at end of period	R$ (796,877)	R$ 516,637	R$ 1,846,777